Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
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Goodwill and Other Intangible Assets

 NOTE 14   GOODWILL AND OTHER INTANGIBLE ASSETS

		Other Intangibles
		Customer		Trade
	Goodwill	Relationships [2]	Technology	Names	Other	Total
Useful life range (years)	n/a	3 – 15	3 – 30	1 – 20 ³	1 – 20
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Acquisitions (Note 25)	167	74	2	8	6	90
Additions – internally developed	-	-	106	-	16	122
Foreign currency translation and other	45	22	20	14	(22)	34
Disposals	-	-	(3)	-	-	(3)
Amortization [1]	-	(165)	(39)	(9)	(70)	(283)
Carrying amount – December 31, 2020	12,198	1,515	437	75	361	2,388
Balance – December 31, 2020 comprised of:
Cost	12,205	1,971	544	111	597	3,223
Accumulated amortization and impairment	(7)	(456)	(107)	(36)	(236)	(835)
Carrying amount – December 31, 2020	12,198	1,515	437	75	361	2,388
Carrying amount – December 31, 2018	11,431	1,554	117	90	449	2,210
Acquisitions (Note 25)	543	173	43	13	115	344
Additions – internally developed	-	-	197	-	2	199
Foreign currency translation and other	12	2	9	18	(25)	4
Impairment	-	-	-	(35)	(33)	(68)
Amortization [1]	-	(145)	(15)	(24)	(77)	(261)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Balance – December 31, 2019 comprised of:
Cost	11,993	1,906	429	92	597	3,024
Accumulated amortization and impairment	(7)	(322)	(78)	(30)	(166)	(596)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
1 Amortization of $254 was included in selling expenses during the year ended December 31, 2020 (2019 – $234).
2 The average remaining amortization period of customer relationships at December 31, 2020, was approximately 6 years.
3 Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Goodwill Impairment Testing

We performed our annual impairment test on goodwill and did not identify any impairment; however, the recoverable amount for Retail – North America did not substantially exceed its carrying amount. In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections and a terminal year thereafter) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts (five-year projections) and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement. We use our market capitalization and comparative market multiples to corroborate discounted cash flow results.

The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and cash flow forecasts. The key forecast assumptions were based on historical data and estimates of future results from internal sources as well as industry and market trends.

For each CGU or group of CGUs, terminal growth rates and discount rates used were as follows:

	Terminal Growth Rate (%)		Discount Rate (%)
	2020	2019	2020	2019
Retail – North America	2.5	2.5	7.5	7.0
Retail – International [1]	2.0	2.0	7.8 - 16.0	7.5 - 15.0
Potash	2.5	2.5	8.0	8.0
Nitrogen	2.0	2.0	8.0	9.0
1 The discount rates reflect the country risk premium and size for our international groups of CGUs.

The Retail – North America group of CGUs recoverable amount exceeds its carrying amount by $1.7 billion, which is 13% of the carrying amount. Most of our goodwill arose from the merger between PotashCorp and Agrium in 2018 (the “Merger”), representing fair values at the merger date. Goodwill is more susceptible to impairment risk if business operating results or economic conditions deteriorate and we do not meet our forecasts. A reduction in the terminal growth rate, an increase in the discount rate or a decrease in forecasted EBITDA could cause impairment in the future. The following table indicates the percentage by which key assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

	Change Required for Carrying
	Amount to Equal Recoverable	Value Used in Impairment
Key Assumptions	Amount	Model
Terminal growth rate	0.8 percentage point decrease	2.5%
Forecasted EBITDA over forecast period	9.1 percent decrease	$6 billion
Discount rate	0.7 percentage point increase	7.5%